Provisions	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Provisions
27. PROVISIONS

	2019	2018
Non-current
Labor and social security	87,117	73,545
Environmental restoration	400,724	286,313
Civil and others	78,528	90,310

Total	566,369	450,168

Changes in the provisions were as follows:

	Labor and social security	Environmental restoration	Civil and others	Total
Balances as of January 1, 2018	100,354	183.069	82.469	365.892
Increases	24.014	174.667	57.049	255.730
Decreases (*)	(50.823)	(71.423)	(49.208)	(171.454)

Balances as of December 31, 2018	73,545	286,313	90,310	450,168
Increases	32,424	166,948	8,743	208,115
Decreases (*)	(18,852)	(52,537)	(20,525)	(91,914)

Balances as of December 31, 2019	87,117	400,724	78,528	566,369

(*)	Includes the application of provisions to their specific purposes and the effect of the inflation adjustment.
The provision for labor and social security represents the best estimate of the future outflow of economic benefits that will be required under the Group’s labor and social security obligations for the final settlement cost of complaints and litigations. All the claims provisioned are of a similar nature and are not individually material.
The provision for environmental restoration represents the present value of the estimated costs for environmental cleanup and remediation works mainly relating to quarries and plants and based on the current information related to costs and expected remediation plans.
The provision for civil and other represents the present value of the best estimate of the future outflow of economic benefits that will be required under the Group´s obligations for the final settlement cost of complaints and litigations derived from tax claims and damages. All the claims provisioned under tax or damages, respectively, are of a similar nature and are not individually material.
Based on management best estimates, and considering the opinion of the company external counsels, as of December 31, 2019 there are claims against the Group classified as uncertain contingencies. The estimated cash flow derived from these contingences amounts to $ 116.4 million, including $ 60.2 million related to tax obligations, $ 40.4 million related to labor obligations and $ 15.7 million related to administrative obligations. At the date of issuance of these consolidated financial statements, the Group understands that there are no elements to determine other contingencies that could have a negative impact on the consolidated financial statements.